Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total		R$ 12,466,474	R$ 8,680,686	R$ 13,862,852	R$ 6,803,880
Domestic market member
IfrsStatementLineItems [Line Items]
Cash		517,236	676,083
Cash equivalents		3,684,999	1,141,221
Foreign market member
IfrsStatementLineItems [Line Items]
Cash	[1]	5,556,972	4,374,739
Cash equivalents	[1]	2,707,267	2,488,643
Foreign market member | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Cash		931,991	1,267,582
Cash equivalents		R$ 1,252,341	R$ 505,749

[1]	On December 31, 2022, it includes R$931,991 of cash and R$1,252,341 of cash equivalents (2021: R$1,267,582 of cash and R$505,749 of cash equivalents) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.